As filed with the Securities and Exchange Commission on August 19, 2026

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒
and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 28	☒
(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registered Separate Account)

Teachers Insurance and Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:

Judy Bartlett, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue	Harry Eisenstein, Esquire Carlton Fields, P.A. 1625 Eye Street, N.W., Suite 800

New York, New York 10017	Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

Part A & Part B

This Post-Effective Amendment No. 27 is being filed to Form N-4 Registration Statement No. 333-134820 (“Registration Statement”) of Teachers Insurance and Annuity Association of America (“TIAA”) and TIAA Separate Account VA-3 for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This Post-Effective Amendment No.  27 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 26 filed on April 28, 2026.

Supplement dated August 19, 2026

To the Prospectus (“Prospectus”) Dated May 1, 2026

for

TIAA Access

Issued Through

TIAA Separate Account VA-3

By Teachers Insurance and Annuity Association of America (“TIAA”)

Individual and Group Variable Flexible Premium Deferred Variable Annuity Contracts

This supplement updates certain information contained in the above-referenced Prospectus for your contract issued by TIAA. Please read this supplement and keep it together with your prospectuses for future reference. Capitalized terms have the same meaning as those included in the prospectuses.

(A) New Pricing Level for Plans:

Effective November 2, 2026, a new pricing level, Level P, is being added to the Contract. Level P Contracts, which have the lowest level of Contract expenses, are being offered to plans with $500,000,000 or more in assets under management.

(B) Merger of Affiliated Investment Advisers:

Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”) following an internal reorganization. On August 1, 2026, Nuveen Fund Advisors, LLC, selected Nuveen Asset Management to sub-advise the investments of the Nuveen Funds.

(C) Change in Underlying Fund Current Expenses:

The maximum annual fund expenses (after contractual fee waiver/expenses reimbursements) have been reduced from 1.10% to 1.06%.

(D) Prospectus Updates:

As a result of the addition of the new pricing level and the merger of affiliated investment advisers, the Prospectus is modified as follows:

1) The section “Important information you should consider about the Contract - Fees, Expenses and Adjustments - Are there Ongoing Fees and Expenses (annual charges)?” is deleted in its entirety and replaced with the following:

Location in Prospectus
Are there Ongoing Fees and Expenses (annual charges)?

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Levels P, 1–4)[1]	0.075%²	0.75%²	What are the charges and expenses of the Contract?
	Investment Options (Underlying Fund fees and expenses)	0.02%³	1.06%³	Appendix A—Funds available under the Contract
	Optional benefits available for an additional charge (for a single optional benefit, if elected)[4]	None	None	Transfers and access to your money

¹ A Level P Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.

² As a percentage of average Accumulation. The contractual maximum fee is 2.00%.

³ As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).

[4]  There is no charge for any elected optional benefit under your Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Costs: $95	Highest Annual Cost: $1,673

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of Contract Levels[1] and Underlying Fund fees and expenses

•

No optional benefits

•

No sales charges or advisory fees

•

No additional purchase payments, transfers or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of Contract Levels,[2] optional benefits[3] and Underlying Fund fees and expenses

•

No sales charges or advisory fees

•

No additional purchase payments, transfers or withdrawals

[1]  Includes the lowest annual cost of a Contract Level, which is a Level P Contract.

[2]  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.

[3]  There is no charge for any elected optional benefit under your Contract.

2) The section “Fee and Expense Tables - TRANSACTION EXPENSES” is deleted in its entirety and replaced with the following:

TRANSACTION EXPENSES

	Charge
Contracts	Level P	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none	none

Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none	none

Exchange fee[1]	none	none	none	none	none

Retirement Plan Loan (Loan Origination Fee)[2]	$125	$125	$125	$125	$125

Retirement Plan Loan (Annual Maintenance Fee)[2]	$25	$25	$25	$25	$25

1.	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.
2.	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.

3) The section “Fee and Expense Tables - ANNUAL CONTRACT EXPENSES” is deleted in its entirety and replaced with the following:

ANNUAL CONTRACT EXPENSES

Charge
Contract - Accumulation Expenses	Level P	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none	none

Base Contract Expenses (as a percentage of average account value)	0.075%	0.10%	0.30%	0.45%	0.75%

Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none	none

1.	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge

Charge
Contract - Payout Annuity Expenses	Level P	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none	none

Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%	0.34%

Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none	none

1.	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

4) The section “Fee and Expense Tables - ANNUAL FUND EXPENSES” is deleted in its entirety and replaced with the following:

ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	4.29%

Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.06%

*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.

5) In the section titled “Example” the following is added:

LEVEL P CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,163	$3,626	$6,281	$13,862
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$97	$307	$537	$1,219

LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,189	$3,705	$6,416	$14,151
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538

LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,394	$4,335	$7,491	$16,434
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063

LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,548	$4,805	$8,292	$18,117
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925

LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,855	$5,743	$9,878	$21,411
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

6) The Plan levels offered under the Contracts subsection in the “Starting out and how to purchase a Contract - Plan levels offered under the Contracts” section is deleted in its entirety and replaced with the following:

Plan levels offered under the Contracts

The Contracts offer five different Levels (Level P, 1, 2, 3, and 4) to plans, which are each generally priced based on the assets under management by the plan and related operating expense ratios. Generally, Level P will have the lowest annual costs and Level 4 will have the highest annual costs.

The pricing charged for each Level is as follows:

1.	Level P pricing will generally be offered to plans with $500,000,000 or more in assets under management.

2.	Level 1 pricing will generally be offered to plans with $250,000,000 or more in assets under management and low operating expense ratios.

3.	Level 2 pricing will generally be offered to plans that have between $25,000,000 and $250,000,000 in assets. Plans with less than $250,000,000 in assets under management may also get Level 3 pricing.

4.	Level 3 pricing will generally be offered to plans between $25,000,000 and $250,000,000 in assets that have higher operating expense ratios than plans in Levels P, 1 or 2.

5.	Level 4 pricing will generally be offered to plans with less than $25,000,000 in assets with higher expense ratios than Levels P, 1, 2, or 3.

7) The section “Appendix A-Funds Available Under the Contract” is updated as follows:

(a)	References to “Teachers Advisors, LLC” are hereby deleted and replaced with “Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser).”

(b)	Current expenses for the Lazard International Equity Portfolio (R6 Class) are 0.80%.

Part C — OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution.

	(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

	(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(c)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(b)	Custodian Agreements. None

(c)	Underwriting Contracts.

Form of Distribution Agreement (Incorporated by reference to Registrant’s Post-Effective Amendment No.1 to the Registration Statement Filed December 22, 2006.)

(d)	Contracts.

	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(J)	Separate Account One-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(K)	Separate Account Two-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Separate Account Fixed-Period Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(M)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Endorsement to TIAA Group Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	Endorsement to TIAA Immediate Annuity Contract Applicable to Minimum Distribution Annuity and Installment Refund Contracts (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Endorsement to TIAA Immediate Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Endorsement to TIAA Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(U)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2014.)

(W)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(X)	Supplement to TIAA Retirement Choice Annuity Plus Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Y)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Z)	Supplement to TIAA Supplemental Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A1)	Supplement to TIAA Group Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Supplement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A3)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A4)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A5)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A6)	Supplement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A7)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A8)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A9)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A10)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A11)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A12)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A13)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A14)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A15)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A16)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A17)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A18)	Retirement Choice Plus Non-ERISA Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A19)	Retirement Choice Plus Non-ERISA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A20)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A21)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A22)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A23)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A24)	Income Test Drive Annuity Election Endorsement for Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A25)	Income Test Drive Annuity Election Endorsement for Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A26)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A27)	Endorsement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A28)	Endorsement to TIAA Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A29)	Endorsement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A30)	Endorsement to TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A31)	Multiple Employer Plan Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A32)	Multiple Employer Plan Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A33)	Multiple Employer Plan Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A34)	Multiple Employer Plan Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A35)	Rate Schedule to Multiple Employer Plan Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A36)	Rate Schedule to Multiple Employer Plan Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A37)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A38)	Endorsement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A39)	Endorsement to TIAA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A40)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(A41)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(A42)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(A43)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

(e)	Applications. Form of Application (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(f)	Insurance Company’s Certificate of Incorporation and By-Laws.

	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(g)	Reinsurance Contracts. None

(h)	Participation Agreements.

	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

	(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(H)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(K)	Participation Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(L)	Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(M)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Amendment to Fund Participation and Service Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Q)	Amendment to Fund Participation and Service Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(R)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(S)	Third Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(T)	Fifth Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(U)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., T. Rowe Price Funds, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(V)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(A1)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Participation Agreement among American Beacon Advisors, Inc., a Delaware Corporation, Foreside Fund Services, LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A3)	Participation Agreement among Ariel Distributors, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A4)	Participation Agreement among The Advisors’ Inner Circle Fund II, Champlain Investment Partners LLC, SEI Investment Distribution Co., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A5)	Participation Agreement among Delaware Investments Family of Funds, Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A6)	Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A7)	Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A8)	Participation Agreement among Lord Abbett Investment Trust, Lord Abbett & Co. LLC, Lord Abbett Distributor LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A9)	Participation Agreement among MFS Series Trust XI, MFS Fund Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A10)	Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A11)	Participation Agreement among Parnassus Fund, Parnassus Investments, Parnassus Funds Distributor, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A12)	Participation Agreement among Franklin Templeton Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A13)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A14)	Participation Agreement among Saturna Capital Corporation, Saturna Brokerage Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A15)	Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A16)	Participation Agreement among AIM International Mutual Funds (Invesco International Mutual Funds), Invesco Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A17)	Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A18)	Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A19)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A20)	Amendment to Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A21)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A22)	Amendment to the Participation Agreement among TIAA-CREF Funds, (formerly the TIAA-CREF Institutional Funds), Teachers Advisors, LLC (formerly Teachers Advisors, Inc.) (“Adviser”), Nuveen Securities, LLC (formerly Teacher Personal Investors Services, Inc.) and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A23)	Participation Agreement among Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A24)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A25)	Amendment to the Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A26)	Amendment to the Participation Agreement among Ariel Distributors, LLC, Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A27)	Amendment to the Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A28)	Amendment to the Participation Agreement among Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A29)	Addendum to Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A30)	Amendment to the Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A31)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A32)	Amendment to the Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A33)	Amendment to the Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A34)	Amendment to the Participation Agreement among JPMorgan Distribution Services, Inc., JPMorgan Trust II and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A35)	Amendment to the Participation Agreement between Legg Mason Investor Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A36)	Amendment to the Participation Agreement between Lord Abbett and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A37)	Amendment to the Participation Agreement among Nuveen Securities, LLC, Teachers Advisors, LLC, TIAA-CREF Funds and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A38)	Amendment to the Participation Agreement between Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A39)	Amendment to the Participation Agreement among The Vanguard Group, Inc., Vanguard Marketing Corporation, Vanguard Variable Insurance Fund and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A40)	Amendment to Fund Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A41)	Amendment to Fund Participation Agreement among Parnassus Fund, Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A42)	Amendment to Fund Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A43)	Amendment to The Vanguard Group, Inc. Agreement among The Vanguard Group, Inc., JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A44)	Participation Agreement among Teachers Insurance and Annuity Association of America and Northern Funds, Northern Trust Investments, Inc. and Northern Funds Distributors, LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(A45)	Participation Agreement among New York Life Investment Management LLC, NYLIFE Distributors LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 29, 2024.)

	(A46)	Amendment to Fund Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, Registration No.333-138420 Filed April 29, 2024.)

	(A47)	Amendment to Fund Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 29, 2024.)

(i)	Administrative Contracts. None

(j)	Other Material Contracts.

	(A)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	Defined Contribution Clearance & Settlement Agreement by and between The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

	(D)	First Amendment to the Defined Contribution Clearance & Settlement Agreement between The Vanguard Group, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(E)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(F)	Administrative Services Agreement among Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(G)	Administrative Services Agreement among Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(H)	Administrative Services Agreement between Saturna Capital Corporation and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

	(I)	Amendment to Administrative Service Agreement between Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(J)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

(k)	Legal Opinion.

Opinion and consent of Deirdre Hykal, Esquire**

(l)	Other Opinions.

	(A)	Consent of Carlton Fields, P.A.**

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm**

(m)	Omitted Financial Statements.

None

(n)	Initial Capital Agreements.

None

(o)	Form of Initial Summary Prospectus.*

(p)	Powers of Attorney.

	(A)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(B)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(C)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(D)	Power of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 29, 2025.)

	(E)	Power of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2026.)

(q)	Letter Regarding Change in Certifying Accountant. Not Applicable

(r)	Historical Current Limits on Index Gains . Not Applicable

(s)	XBRL EX-101.SCH XBRL Taxonomy Extension Schema Document

101.INS XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document**

101.SCH XBRL Taxonomy Extension Schema Document**

101.CAL XBRL Taxonomy Extension Calculation Linkbase**

101.DEF XBRL Taxonomy Extension Definition Linkbase**

101.LAB XBRL Taxonomy Extension Labels Linkbase**

101.PRE XBRL Taxonomy Extension Presentation Linkbase**

*	Filed herewith
**	To be filed by amendment

Item 28.	Directors and Officers of the Insurance Company

Name and Principal Business Address*	Positions and Offices with Insurance Company
James R. Chambers	Trustee and Chairman

Priya Abani	Trustee

Samuel R. Bright	Trustee

Jason E. Brown	Trustee

Jeffrey R. Brown	Trustee

Ángel Cabrera	Trustee

Michael R. Fanning	Trustee

Lisa W. Hess	Trustee

Edward M. Hundert, M.D.	Trustee

Gina L. Loften	Trustee

Ramona E. Romero	Trustee

Kim M. Sharan	Trustee

La June Montgomery Tabron	Trustee

Thasunda Brown Duckett	President and Chief Executive Officer and Trustee

Bret Hester	Senior Executive Vice President, Chief Legal Officer

Mike Cowell	Senior Executive Vice President, Chief Risk and Compliance Officer

Sastry V. Durvasula	Senior Executive Vice President, Chief Operating, Information & Digital Officer

W. Dave Dowrich	Senior Executive Vice President and Chief Financial Officer

Claire V. Borelli	Senior Executive Vice President and Chief People Officer

Derek B. Dorn	Senior Managing Director, Corporate Secretary & General Counsel

Keith Floman	Executive Vice President and Chief Actuary

Christopher Baraks	Senior Vice President, Chief Accounting Officer and Corporate Controller

Richard S. Biegen	Senior Managing Director, Chief Compliance Officer of the Separate Account

Colbert G. Narcisse	Senior Executive Vice President, Chief Product Officer and Head of Insurance Solutions & New Markets

*	The principal business address for each individual is:

TIAA

730 Third Avenue

New York, New York 10017-3206

Item 29.	Persons Controlled by or under Common Control with the Insurance Company or Registered Separate Account

The Registered Separate Account is a separate account of Teachers Insurance and Annuity Association of America, a stock life insurance company incorporated under the laws of the State of New York. The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

HOLDING COMPANY STRUCTURE*

Effective as of June 30, 2026

Seven Persons serve as members of TIAA Board of Governors
TIAA Board of Governors
Teachers Insurance and Annuity Association of America (TIAA)
Nuveen, LLC
Seven30 Re (Bermuda) Co. Limited
Seven80 Insurance (Bermuda) Co. Limited
Investment Subsidiaries and Investment vehicles
TIAA-CREF Individual & Institutional Services, LLC
TIAA Trust, National Association
TIAA-CREF Redwood, LLC
TIAA Kaspick, LLC
TIAA Wealth Investment Management LLC
TIAA Shared Services LLC
Real Estate Separate Account Subsidiaries
TIAA-CREF Tuition Financing, Inc.
TIAA RFS, LLC
TIAA-CREF Insurance Agency, LLC
MyVest Corporation
TIAA Global Capabilities Holding LLC
TIAA Global Capabilities Singapore Holding Company Pte. Ltd.
TIAA Global Capabilities Private Limited
Brooklyn Artificial Intelligence, Inc.
Pantheon, LLC
Nuveen Services, LLC
Nuveen Finance, LLC
Nuveen Consolidated, LLC
Nuveen Holdings 1, Inc.
Nuveen Holdings, Inc.
Nuveen Investments, Inc.
Nuveen Investments Holdings, Inc.
Nuveen Securities, LLC
TIAA-CREF Asset Management LLC
TIAA-CREF Investment Management, LLC
Nuveen Alternative Holdings LLC ("NAH")
Teachers Advisors, LLC
Nuveen Alternative Investments, LLC
Nuveen Fund Advisors, LLC
Nuveen Asset Management, LLC
Symphony Alternative Asset Management LLC
Nuveen WCM Holdings, LLC
Winslow Capital Management, LLC
Nuveen International Holdings LLC ("NIH")
Nuveen Real Estate Global LLC
SF Administrative Services LLC
Nuveen Canada Company
Nuveen Hong Kong Limited
Nuveen Japan Co. Ltd.
Nuveen Korea Co., Ltd.
Nuveen Middle East Limited
Nuveen Global Investments LLC
Nuveen Development Management Services LLC
Nuveen Real Estate Global Cities Advisors LLC
Nuveen Imajn Holdings Member LLC
Imajn Homes Holdings LLC
Nuveen Myplace Holdings Member LLC
Myplace Holdings LLC
Omni Holding Company LLC
Paths Management Services LLC
Nuveen Permian Investor Asset Manager Member LLC
Nuveen International Holdings 1 Limited
Nuveen International Holdings 2 Limited
Clean Energy Partners Holdco LLP
Nuveen Investment Management Holdings Limited
Nuveen CP LLC
CTL Administration Services LLC
Nuveen Natural Capital LLC
Epic Administration LLC
Nuveen Alternatives Advisors LLC
Nuveen Private Capital LLC
Pace Financial Servicing, LLC
Greenworks Lending LLC
Westchester Group Investment Management, LLC
Nuveen Farmland Advisors, LLC
GreenWood Resources, LLC
GreenWood Resources Capital Management, LLC
Arcmont Asset Management Holdco Limited
Arcmont Asset Management Limited
Churchill Asset Management LLC
NCPC Holdings LLC
NCBDC Holdings LLC
NCPE Holdings LLC
Churchill BDC Administration LLC
Churchill PCIF Advisor LLC
Churchill DLC Advisor LLC
Churchill NCPE Advisor LLC

*This chart is a depiction of the ownership structure of Teachers Insurance and Annuity Association of America ("TIAA") and certain of its subsidiaries. This chart does not include all downstream subsidiaries of TIAA, such as investment vehicles or funds managed by TIAA or its subsidiaries and is not indicative of the percentage ownership interests held.

Confidential (C)

Exhibit A*

Entity Name	Domestic Jurisdiction	Entity Classification	Owner Name	Owner Type	Ownership %	Business Purpose
Arcmont AM LLC	DE	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Member	100	To engage in financial services.

Arcmont Asset Management (Sweden) AB	Sweden	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To provide marketing and investment services.

Arcmont Asset Management France SAS	France	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in financial services.

Arcmont Asset Management Germany Gmbh	Germany	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in financial services.

Arcmont Asset Management Limited	United Kingdom	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To act as a holding company.

Brooklyn Artificial Intelligence, Inc.	DE	Operating Subsidiary	Nuveen, LLC	Shareholder	100	To serve as a platform that manufactures custom, direct indexing products.

CAM HR Resources LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Managing Member	99	To act as an employing entity.

CAM HR Resources LLC	DE	Operating Subsidiary	CAM HR Holdco, LLC	Member	1	To act as an employing entity.

Churchill Agency Services LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Member	100	To act as administrative and collateral agent in connection with certain investments.

Churchill Asset Management LLC	DE	Operating Subsidiary	Nuveen Private Capital LLC	Member	100	To act as a registered investment adviser for senior loan investments.

Churchill BDC Administration LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Member	100	To act as administrator company.

Churchill DLC Advisor LLC	DE	Operating Subsidiary	NCBDC Holdings LLC	Member	100	To hold investments in connection with a fund.

Clean Energy Partners CEP 2012 Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To provide investment management services.

Clean Energy Partners CEP Services Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To provide investment management services.

Glennmont Asset Management Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners HoldCo LLP	Shareholder	100	To provide investment management services.

Glennmont Partners I Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners CEP 2012 Limited	Shareholder	100	To provide investment management services.

GreenWood Resources Capital Management, LLC	DE	Operating Subsidiary	Greenwood Resources, LLC	Member	100	To act as a registered investment advisor and provide investment management services.

Greenwood Resources Poland Spolka Z Ograniczona Odpowiedzialnoscia	Poland	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To provide property management services.

Greenwood Resources, LLC	DE	Operating Subsidiary	Nuveen Natural Capital, LLC	Member	100	To act as an advisor and manager of timber and related investments.

Greenworks Lending LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	To act as originator of commercial property-assessed clean energy (“CPACE”) loans.

GWR Uruguay S.A.	Uruguay	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To act as a property manager.

McIntyre Labor Services, LLC	CA	Operating Subsidiary	Monterey Pacific, LLC	Sole Member	100	To hold and manage investments.

Monterey Pacific, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	To hold and manage investments.

MyVest Corporation	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To provide digital financial account management services.

NCBDC Holdings LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Managing Member	85	To hold investments in connection with a fund.

Nuveen Administration Limited	United Kingdom	Operating Subsidiary	Nuveen Investment Management Holdings Limited	Shareholder	100	To provide administrative services and act as employer.

Nuveen Alternatives Advisors LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide advisory services for alternative investments.

Nuveen Alternatives Europe S.À. R.L	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Member	100	To act as an authorized alternative investment fund manager and a management company.

Nuveen Alternatives Services LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Sole Member	100	To provide administrative services.

Nuveen Asset Management Europe S.À.R.L	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Member	100	To hold or distribute investments.

Nuveen Asset Management, LLC	DE	Operating Subsidiary	Nuveen Fund Advisors, LLC	Managing Member	100	To act as a registered investment adviser.

Nuveen Australia Limited	Australia	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory and management services.

Nuveen Canada Company	Canada	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide sales and marketing services.

Nuveen Consulting (Shanghai) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.

Nuveen Corporate Secretarial Services Limited	United Kingdom	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide administrative services.

Nuveen Development Management Services LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To provide construction and development management services.

Nuveen France SAS	France	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory services.

Nuveen Fund Advisors, LLC	DE	Operating Subsidiary	Nuveen Consolidated, LLC	Member	100	To act as a registered commodity pool operator.

Nuveen Fund Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Hong Kong Limited	Hong Kong	Operating Subsidiary	TGAM HK HC LLC	Shareholder	100	To serve as a regulated entity.

Nuveen Industrial Development Management Services LLC	DE	Operating Subsidiary	Nuveen Development Management Services LLC	Member	100	To provide development management, construction management and related services.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	Nuveen International Holdings 2 Limited	Shareholder	99	To act as the holding company for the legal entities.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	Nuveen International Holdings 1 Limited	Shareholder	1	To act as the holding company for the legal entities.

Nuveen Investment Management International Limited	United Kingdom	Operating Subsidiary	Nuveen FCACO Limited	Shareholder	100	To manage real estate funds.

Nuveen Japan Co., Ltd	Japan	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide investment management and related services.

Nuveen Management AIFM Limited	United Kingdom	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To act as an asset manager.

Nuveen Management Austria GMBH	Austria	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Management Company (Luxembourg) No 1 SÀRL	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.

Nuveen Management Finland OY	Finland	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as an employing entity.

Nuveen Mob Development Management Services LLC	DE	Operating Subsidiary	Nuveen Development Management Services LLC	Member	100	To provide development management, construction management, and other services.

Nuveen Natural Capital Chile SpA	Chile	Operating Subsidiary	Westchester Group Investment Management, LLC	Shareholder	100	To facilitate management operations.

Nuveen Natural Capital LATAM Gestao De Ativos Ltda	Brazil	Operating Subsidiary	Westchester Group Investment Management, LLC.	Shareholder	100	To manage fund entities.

Nuveen Natural Capital Limited	United Kingdom	Operating Subsidiary	Westchester Group Investment Management, LLC	Shareholder	100	To manage fund entities.

Nuveen Natural Capital Sp. Z.o.o.	Poland	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage fund entities.

Nuveen Natural Capital S.r.l.	Romania	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage fund entities.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	99.99	To hold investments.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Nuveen Asset Management, LLC	Member	0.01	To hold investments.

Nuveen Property Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Real Estate Global Cities Advisors, LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To manage and advise legal entities.

Nuveen Services, LLC	DE	Operating Subsidiary	Nuveen, LLC	Member	100	To act as an employing entity.

Nuveen Singapore Private Limited	Singapore	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as a real estate investment advisor.

Pace Financial Servicing, LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	To servicing activities related to CPACE loans.

Paths Building Services LLC	DE	Operating Subsidiary	Paths Management Services LLC	Member	100	To act as an employing entity.

Paths Construction LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as construction management operating company.

Paths Development LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as a development operating company.

Paths Management Services LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To manage and operate real property.

Paths RMS LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as maintenance operating company.

Permian Investor Asset Manager LLC	DE	Operating Subsidiary	Nuveen Permian Investor Asset Manager Member LLC	Member	50	To hold real estate.

Plata Wine Partners, LLC	CA	Operating Subsidiary	The Plata Wine Partners Trust	Member	93.5	To hold investments.

Private Debt carried Interest General Partner II S.à r.l	Luxembourg	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To provide financial services.

Reliant Safety LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as safety operating company.

Santa Barbara Asset Management, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To provide investment management services.

Seven30 Insurance (Bermuda) Co. Limited	Bermuda	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Sole Member	100	To act as the issuer of corporate self insurance.

Seven30 Re (Bermuda) Co. Limited	Bermuda	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To serve as reinsurance company.

Symphony Alternative Asset Management LLC	DE	Operating Subsidiary	Nuveen Asset Management, LLC	Member	100	To act as an asset manager of CLO products.

TIAA Global Capabilities Private Limited	India	Operating Subsidiary	TIAA Global Capabilities Holding LLC	Shareholder	1	To provide certain information technology related services and other support services.

TIAA Global Capabilities Private Limited	India	Operating Subsidiary	TIAA Global Capabilities Singapore Holding Company Pte. Ltd.	Shareholder	99	To provide certain information technology related services and other support services.

TIAA Kaspick, LLC	DE	Operating Subsidiary	TIAA-CREF Redwood, LLC	Member	100	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions.

TIAA Trust, National Association	NC	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	99.995	To support business lines.

TIAA-CREF Individual & Institutional Services, LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as a registered broker-dealer and investment advisor and to provide distribution and related services.

TIAA-CREF Insurance Agency, LLC	DE	Operating Subsidiary	TIAA RFS, LLC	Managing Member	100	To offer insurance services and products.

TIAA-CREF Investment Management, LLC	DE	Operating Subsidiary	TIAA-CREF Asset Management LLC	Member	100	To act as a registered investment advisor and provide investment management services.

TIAA-CREF Tuition Financing, Inc.	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To administer and provide program management services on behalf of state entities to qualified tuition programs formed pursuant to Section 529 of the Internal Revenue Code.

Westchester Group Farm Management, LLC	IL	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	To hold and manage investments.

Westchester Group Investment Management, LLC	DE	Operating Subsidiary	Nuveen Natural Capital, LLC	Member	100	To hold and manage investments.

Westchester Group Real Estate, LLC	IL	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	To provide brokerage services related to agricultural investments.

Westchester NGFF Investment, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	To hold and manage investments.

Winslow Capital Management, LLC	DE	Operating Subsidiary	Nuveen WCM Holdings, LLC	Member	100	To act as a registered investment adviser.

*

Note: TIAA has control of the subsidiaries included in this filing (each, a “Subsidiary”) through: (i) direct or indirect ownership of a majority of the voting securities of the Subsidiary; (ii) TIAA, or a subsidiary of TIAA, acting as asset manager or manager of the Subsidiary (or in a similar role); or (iii) corporate governance provisions present in the Subsidiary’s constituent documents.

Item 30.	Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that may indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a) Other Activity

TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for the Registered Separate Account, College Retirement Equities Fund, TIAA Real Estate Account, TIAA Separate Account VA-1, TIAA Separate Account VA-5, TIAA Separate Account VLI-1 and TIAA Separate Account VLI-2

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Ross Abott	Manager, Chief Operating Officer
Raymond Bellucci	Manager, Senior Managing Director
Julian D’Ambrosi	Manager, Chairman, Chief Executive Officer, President
James Deats	Manager
Derek Heaslip	Manager
Benjamin H. Lewis	Manager
Niladri Mukherjee	Manager
Shankar Saravanan	Manager, Vice President
Christopher Stickrod	Manager
Christopher A. Baraks	Vice President
Helen Barnhill	Director, Chief Legal Officer, Assistant Secretary
Christopher Beam	Assistant Treasurer
Troy Burk	Chief Anti-Money Laundering & Sanctions Officer
Christopher J. Heald	Treasurer
Lisa Humphries	Chief Conflict of Interest Officer
Jessica Martin	Chief Risk Officer
Eloho Ovhori	Chief Financial Officer, Director
Scott Weinstein	Senior Managing Director, Chief Compliance Officer
Jeanne Zelnick	Secretary

*	The address of each Manager and Officer is c/o TIAA-CREF Institutional and Individual Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Compensation from the Registrant. Not Applicable.

Item 32.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 22 Kimberly Road, East Brunswick, New Jersey 08816, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, N.A., 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

Item 33.	Management Services

Not Applicable.

Item 34.	Fee Representation and Undertakings

Teachers Insurance and Annuity Association of America. (“TIAA”) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012, to ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on August 19, 2026.

TIAA SEPARATE ACCOUNT VA-3
(Registrant)
By:	Teachers Insurance and Annuity Association of America
By:	/s/ Colbert Narcisse
Name:	Colbert Narcisse
Title:	Senior Executive Vice President, Chief Product Officer, Head of Insurance Solutions & New Markets and Principal Executive Officer

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
(Depositor)
By:	/s/ Colbert Narcisse
Name:	Colbert Narcisse
Title:	Senior Executive Vice President, Chief Product Officer, Head of Insurance Solutions & New Markets and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons on August 19, 2026 in the capacities indicated.

Signature	Title

/s/ Colbert Narcisse	Senior Executive Vice President, Chief Product Officer and Head of Insurance Solutions & New Markets
Colbert Narcisse

/s/ Christopher Baraks	Senior Vice President, Chief Accounting Officer and Corporate Controller, TIAA (Principal Financial Officer and Principal Accounting Officer)
Christopher Baraks

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE
*	*
Priya Abani	Lisa W. Hess

*	*
Samuel R. Bright	Edward M. Hundert

*	*
Jason E. Brown	Gina L. Loften

*	*
Jeffrey R. Brown	Ramona E. Romero

*	*
Ángel Cabrera	Kim M. Sharan

*	*
James R. Chambers	La June Montgomery Tabron

*
Thasunda Brown Duckett

*
Michael R.Fanning

/s/ Deirdre Hykal
Deirdre Hykal Attorney-in-fact

*	Signed by Deirdre Hykal as attorney-in-fact pursuant to powers of attorney effective as of December 10, 2025.

Exhibit Index

(o)	Form of Initial Summary Prospectus